Property, Plant and Equipment by Geographical Location (Details) (USD $) In Thousands, unless otherwise specified	Jun. 24, 2012	Dec. 31, 2011		Dec. 31, 2010
Revenues from External Customers and Long-Lived Assets [Line Items]
Property, plant and equipment, net	$ 39,718	$ 36,500		$ 31,305
United States [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Property, plant and equipment, net		28,106		22,724
China [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Property, plant and equipment, net		1,990		1,851
Germany [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Property, plant and equipment, net		1,838		1,703
Other International [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Property, plant and equipment, net		$ 4,566	[1]	$ 5,027	[1]

[1]	Other International consists of numerous countries, none of which represents more than 5% of property, plant and equipment, net, for any year presented.